Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Future Payments on Long-term Debt
Future payments on long-term debt as of December 31, 2021 are as follows:

Fiscal year ending December 31,	Amount
2022	$—
2023	3,083
2024	4,014
2025	2,903

10,000
Unamortized debt issuance costs	(495)

$9,505